Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of unrealized gains to earnings	$ 0	$ 0	$ 0	$ (2,739)
Losses associated with current period transactions	(7,581)	(378)	13,705	(10,550)
OTTI loss (noncredit portion), net of accretion	0	0	0	502	320	733	(1,051)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	2,883	144	(5,146)	4,696
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	11,769	9,861	8,726	7,451
Total accumulated other comprehensive (loss) income	(113,094)		(113,094)		(107,749)	(5,056)	20,063
Net unrealized gains (losses) due to changes in fair value	(32,932)	(27,715)	(26,304)	(22,829)
Debt Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year				19,712	19,712	29,497	11,500
Reclassification of unrealized gains to earnings					(15,892)	(21,975)	(3,869)
Losses associated with current period transactions					(40,711)	4,660	33,697
OTTI loss (noncredit portion), net of accretion					(502)	1,159	(1,661)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax					21,196	6,371	(10,170)
Balance, end of year					(16,197)	19,712	29,497
Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax					42,095	7,481	(4,223)
Balance, beginning of year				(14,493)	(14,493)	(1,483)	(8,364)
Net unrealized gains (losses) due to changes in fair value					(110,755)	(20,491)	11,104
Balance, end of year					(83,153)	(14,493)	(1,483)
Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year				(10,275)	(10,275)	(7,951)	(2,358)
Losses associated with current period transactions					(4,816)	(9,015)	(12,854)
Reclassification of unrealized net losses to earnings					7,515	5,388	4,079
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax					(823)	1,303	3,182
Balance, end of year					$ (8,399)	$ (10,275)	$ (7,951)